Share-Based and Long-Term Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based and Long-Term Compensation Plans
Share-Based and Long-Term Compensation Plans

Effective May 1, 2010, the stockholders of the Company approved Parkway's 2010 Omnibus Equity Incentive Plan (the "2010 Equity Plan") that authorized the grant of up to 600,000 equity based awards to employees and directors of the Company.   The 2010 Equity Plan has a ten-year term.

Compensation expense, including estimated forfeitures, for service-based awards is recognized over the expected vesting period.  The total compensation expense for the long-term equity incentive awards is based upon the fair value of the shares on the grant date, adjusted for estimated forfeitures.  Time-based restricted shares and deferred incentive share units are valued based on the New York Stock Exchange closing market price of Parkway common shares (NYSE:  PKY) as of the date of grant.  The grant date fair value for awards that are subject to market conditions is determined using a simulation pricing model developed to specifically accommodate the unique features of the awards.

Restricted shares and deferred incentive share units are forfeited if an employee leaves the Company before the vesting date except in the case of the employee's death or permanent disability or upon termination following a change of control. Shares and/or units that are forfeited become available for future grant under the 2010 Equity Plan.

On February 14, 2012, 21,900 long-term equity incentive awards were granted to officers of the Company.  The long-term equity incentive awards were valued at $222,000 which equates to an average price per share of $10.15 and are time-based awards.  These shares are accounted for as equity-classified awards.

The time-based awards will vest ratably over four years from the date the shares are granted.  The market condition awards are contingent on the Company meeting goals for compounded annual total return to stockholders ("TRTS") over the three year period beginning July 1, 2010.  The market condition goals are based upon (i) the Company's absolute compounded annual TRS; and (ii) the Company's absolute compounded annual TRTS relative to the compounded annual return of the MSCI US REIT ("RMS") Index calculated on a gross basis, as follows:

	Threshold	Target	Maximum
Absolute Return Goal	10%	12%	14%
Relative Return Goal	RMS + 100 bps	RMS + 200 bps	RMS + 300 bps

With respect to the absolute return goal, 15% of the award is earned if the Company achieves threshold performance and a cumulative 60% is earned for target performance.  With respect to the relative return goal, 20% of the award is earned if the Company achieves threshold performance and a cumulative 55% is earned for target performance.  In each case, 100% of the award is earned if the Company achieves maximum performance or better. To the extent actually earned, the market condition awards will vest 50% on each of July 15, 2013 and 2014.

The Company also adopted a long-term cash incentive that was designed to reward significant outperformance over the three year period beginning July 1, 2010.  The performance goals for actual payment under the long-term cash incentive will require the Company to (i) achieve an absolute compounded annual TRTS that exceeds 14% AND (ii) achieve an absolute compounded annual TRS that exceeds the compounded annual return of the RMS by at least 500 basis points.  Notwithstanding the above goals, in the event the Company achieves an absolute compounded annual TRTS that exceeds 19%, then the Company must achieve an absolute compounded annual TRTS that exceeds the compounded annual return of the RMS by at least 600 basis points.  The aggregate amount of the cash incentive earned would increase with corresponding increases in the absolute compounded annual TRTS achieved by the Company.  There will be a cap on the aggregate cash incentive earned in the amount of $7.1 million. Achievement of the maximum cash incentive would equate to an absolute compounded annual TRS that approximates 23%, provided that the absolute compounded annual TRS exceeds the compounded annual return of the RMS by at least 600 basis points.  The total compensation expense for the long-term cash incentive awards is based upon the estimated fair value of the award on the grant date and adjustment as necessary each reporting period.  The long-term cash incentive awards are accounted for as a liability-classified award on the Company's 2012 and 2011 consolidated balance sheets.  The grant date and quarterly fair value estimates for awards that are subject to a market condition are determined using a simulation pricing model developed to specifically accommodate the unique features of the awards.

At December 31, 2012, a total of 281,233 shares of restricted stock have been granted to officers of the Company.  The shares are valued at $2.3 million, which equates to an average price per share of $8.34.  The value, including estimated forfeitures, of restricted shares that vest based on service conditions will be amortized to compensation expense ratably over the vesting period for each grant of stock.  At December 31, 2012, a total of 17,760 deferred incentive share units have been granted to employees of the Company.  The deferred incentive share units are valued at $455,000, which equates to an average price per share of $25.61, and the units vest four years from grant date.  Total compensation expense related to the restricted stock and deferred incentive units of $432,000, $1.3 million and $1.3 million was recognized in 2012, 2011 and 2010, respectively.  Total compensation expense related to nonvested awards not yet recognized was $1.1 million at December 31, 2012.  The weighted average period over which this expense is expected to be recognized is approximately 1.5 years.

A summary of the Company's restricted stock and deferred incentive share unit activity is as follows:

	Restricted Shares	Weighted Average Price	Deferred Incentive Share Units	Weighted Average Price
Outstanding at December 31, 2009	308,975	$29.94	18,055	$34.08
Issued	345,120	7.30	3,805	14.83
Vested	(152,941)	33.06	(4,355)	47.78
Forfeited	(21,224)	26.69	(1,865)	32.99
Outstanding at December 31, 2010	479,930	12.81	15,640	25.71
Issued	235,168	10.31	20,435	23.97
Vested	(99,202)	23.99	(4,930)	45.11
Forfeited	(161,826)	10.68	(3,775)	20.38
Outstanding at December 31, 2011	454,070	9.83	27,370	21.65
Issued	21,900	10.15	—	—
Vested	(56,013)	21.55	(3,030)	14.93
Forfeited	(138,724)	8.18	(6,580)	14.06
Outstanding at December 31, 2012	281,233	$8.34	17,760	$25.61

Restricted shares and deferred incentive share units vest in the following years, subject to service and market conditions:

	Time Based Awards	Market Condition Awards (1)	Total Restricted Shares	Deferred Incentive Share Units
2013	14,052	117,014	131,066	—
2014	14,048	117,017	131,065	1,490
2015	11,781	—	11,781	16,270
2016	7,321	—	7,321	—
	47,202	234,031	281,233	17,760

(1)	The market condition restricted shares will vest in the years noted above subject to achievement of the market condition goals described.

A summary of the Company's stock option activity and related information is as follows:

	1994 Stock Option Plan		1991 Directors Stock Option Plan		2001 Directors Stock Option Plan
	Shares	Weighted Average Price	Shares	Weighted Average Price	Shares	Weighted Average Price
Outstanding at December 31, 2009	86,280	$31.46	—	$—	12,500	$41.63
Forfeited	(56,319)	30.28	—	—	(3,000)	38.95
Outstanding at December 31, 2010	29,961	33.69	—	—	9,500	42.47
Forfeited	(27,508)	33.51	—	—	(6,500)	44.10
Outstanding at December 31, 2011	2,453	35.70	—	—	3,000	38.95
Forfeited	(2,453)	35.70	—	—	(3,000)	38.95
Vested and Exercisable at December 31, 2012	—	$—	—	$—	—	$—

There were no stock options exercised for the years ended December 31, 2012, 2011 or 2010.  There are no stock options outstanding at December 31, 2012.

Defined Contribution Plan

Parkway maintains a 401(k) plan for its employees.  The Company makes matching contributions of 50% of the employee's contribution (limited to 10% of compensation as defined by the plan) and may also make annual discretionary contributions.  The Company's total expense for this plan was $554,000, $518,000 and $404,000 for the years ended December 31, 2012, 2011 and 2010, respectively.